UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Treasury Reserve Fund

This semi-annual shareholder report contains important information about Treasury Reserve Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Reserve Fund	$1	0.01%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,616,230
Number of Portfolio Holdings	47

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	56.5%
U.S. Treasury Debt	48.4
Other Assets less Liabilities	-4.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	34.7%
BNY Mellon	24.7
U.S. Treasury Notes	13.7
State Street	9.1
BNP Paribas Securities	4.4
Credit Agricole	3.7
Citigroup Global Markets	3.1
Federal Reserve Bank of New York	2.7
Goldman Sachs	2.6
RBC Dominion Securities	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F26-053 1/25

Treasury Reserve Fund

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
Treasury Reserve Fund

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(1)(2)
0.03 0.05 0.03 —
(3)
—
(3)
0.02
Net realized and
unrealized gain/
loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment
activities 0.03 0.05 0.03 —
(3)
—
(3)
0.02
Distributions
Net investment
income (0.03) (0.05) (0.03) —
(3)
—
(3)
(0.02)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)
2.59% 5.51% 3.55% 0.13% 0.10% 1.63%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.01%
(5)
0.01% 0.01% 0.01% 0.01% 0.01%
Net expenses
after waivers/
payments by
Price Associates 0.01%
(5)
0.01% 0.01% 0.01% 0.01% 0.01%
Net investment
income 5.15%
(5)
5.34% 3.43% 0.12% 0.10% 1.69%
Net assets, end of
period (in millions) $2,616 $2,427 $3,046 $2,695 $3,546 $3,420
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Treasury Reserve Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. TREASURY DEBT 48.4%
U.S. Treasury Bills, 4.354%, 5/8/25  26,000 25,514
U.S. Treasury Bills, 4.382%, 3/27/25  25,000 24,655
U.S. Treasury Bills, 4.417%, 4/24/25  89,000 87,462
U.S. Treasury Bills, 4.422%, 3/20/25  34,000 33,531
U.S. Treasury Bills, 4.475%, 3/11/25  23,000 22,718
U.S. Treasury Bills, 4.496%, 2/18/25  46,000 45,553
U.S. Treasury Bills, 4.499%, 1/21/25  60,000 59,620
U.S. Treasury Bills, 4.508%, 1/28/25  130,000 129,095
U.S. Treasury Bills, 4.515%, 2/11/25  59,000 58,475
U.S. Treasury Bills, 4.561%, 2/4/25  95,000 94,229
U.S. Treasury Bills, 4.568%, 1/16/25  99,000 98,429
U.S. Treasury Bills, 4.613%, 1/14/25  22,000 21,878
U.S. Treasury Bills, 4.674%, 12/10/24  16,000 15,981
U.S. Treasury Bills, 4.717%, 12/19/24  22,000 21,949
U.S. Treasury Bills, 4.841%, 12/26/24  12,000 11,961
U.S. Treasury Bills, 4.897%, 7/10/25  21,000 20,398
U.S. Treasury Bills, 4.919%, 12/5/24  25,000 24,986
U.S. Treasury Bills, 4.954%, 2/20/25  17,000 16,819
U.S. Treasury Bills, 4.972%, 12/12/24  13,000 12,980
U.S. Treasury Bills, 5.05%, 12/17/24  64,000 63,859
U.S. Treasury Bills, 5.186%, 4/17/25  14,000 13,737
U.S. Treasury Bills, 5.189%, 5/15/25  4,000 3,910
U.S. Treasury Notes, 0.50%, 3/31/25  6,000 5,914
U.S. Treasury Notes, 2.625%, 4/15/25  10,000 9,915
U.S. Treasury Notes, 3.875%, 3/31/25  16,000 15,942
U.S. Treasury Notes, 3.875%, 4/30/25  19,000 18,912
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 4.589%,
7/31/25  101,300 101,281
U.S. Treasury Notes, FRN, 3M UST + 0.15%, 4.614%, 4/30/26  40,000 39,996
U.S. Treasury Notes, FRN, 3M UST + 0.169%, 4.633%,
4/30/25  10,000 10,001
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 4.634%,
10/31/25  51,000 50,979
U.S. Treasury Notes, FRN, 3M UST + 0.182%, 4.646%,
7/31/26  64,000 63,964
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 4.664%, 1/31/25  15,400 15,400
U.S. Treasury Notes, FRN, 3M UST + 0.245%, 4.709%,
1/31/26  25,275 25,284
Total U.S. Treasury Debt (Cost $1,265,327) 1,265,327

T. ROWE PRICE Treasury Reserve Fund

Par $ Value
(Amounts in 000s)
U.S. TREASURY REPURCHASE AGREEMENT 56.5%(1)
Bank of America, Tri-Party, Dated 11/29/24, 4.58%, Delivery
Value of $26,010 on 12/2/24, Collateralized by U.S.
Government securities, 0.25%, 7/15/29, valued at $26,520  26,000 26,000
Bank of Montreal, Tri-Party, Dated 11/29/24, 4.58%,
Delivery Value of $22,008 on 12/2/24, Collateralized by U.S.
Government securities, 4.00%, 11/15/52, valued at $22,440  22,000 22,000
BNP Paribas Securities, Tri-Party, Dated 11/27/24, 4.56%,
Delivery Value of $116,103 on 12/4/24, Collateralized by U.S.
Government securities, 0.13% - 5.38%, 1/31/25 - 2/15/40,
valued at $118,320  116,000 116,000
BNY Mellon, Bilateral, Dated 11/29/24, 4.58%, Delivery Value
of $645,246 on 12/2/24, Collateralized by U.S. Government
securities, 4.88%, 4/30/26, valued at $657,900  645,000 645,000
Citigroup Global Markets, Tri-Party, Dated 11/29/24, 4.58%,
Delivery Value of $81,031 on 12/2/24, Collateralized by U.S.
Government securities, 1.63% - 4.50%, 3/31/26 - 1/31/30,
valued at $82,620  81,000 81,000
Credit Agricole, Tri-Party, Dated 11/29/24, 4.58%, Delivery
Value of $97,857 on 12/2/24, Collateralized by U.S.
Government securities, 4.38%, 12/15/26, valued at $99,777  97,820 97,820
Federal Reserve Bank of New York, Tri-Party, Dated 11/29/24,
4.55%, Delivery Value of $70,027 on 12/2/24, Collateralized
by U.S. Government securities, 1.38%, 11/15/31, valued at
$70,027  70,000 70,000
Goldman Sachs, Tri-Party, Dated 11/25/24, 4.58%, Delivery
Value of $67,060 on 12/2/24, Collateralized by U.S.
Government securities, 3.38%, 5/15/33, valued at $68,340  67,000 67,000
HSBC Securities, Tri-Party, Dated 11/29/24, 4.58%,
Delivery Value of $26,010 on 12/2/24, Collateralized by U.S.
Government securities, 4.25%, 11/15/34, valued at $26,520  26,000 26,000
JPMorgan Chase, Tri-Party, Dated 11/29/24, 4.58%,
Delivery Value of $11,004 on 12/2/24, Collateralized by U.S.
Government securities, 0.38% - 6.13%, 1/31/26 - 11/15/27,
valued at $11,220  11,000 11,000
RBC Dominion Securities, Tri-Party, Dated 11/29/24, 4.58%,
Delivery Value of $54,021 on 12/2/24, Collateralized by U.S.
Government securities, 0.13% - 3.88%, 3/31/25 - 7/15/34,
valued at $55,080  54,000 54,000
State Street, Bilateral, Dated 11/29/24, 4.59%, Delivery Value
of $238,091 on 12/2/24, Collateralized by U.S. Government
securities, 3.63%, 5/15/26, valued at $242,760  238,000 238,000

T. ROWE PRICE Treasury Reserve Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Toronto-Dominion Bank, Tri-Party, Dated 11/29/24, 4.58%,
Delivery Value of $13,005 on 12/2/24, Collateralized by U.S.
Government securities, 2.63% - 4.63%, 5/15/26 - 9/30/30,
valued at $13,260  13,000 13,000
Wells Fargo, Tri-Party, Dated 11/29/24, 4.58%, Delivery Value
of $11,004 on 12/2/24, Collateralized by U.S. Government
securities, 0.13%, 4/15/26 - 7/15/30, valued at $11,220  11,000 11,000
Total U.S. Treasury Repurchase Agreement (Cost $1,477,820) 1,477,820
Total Investments in Securities
 104.9% of Net Assets (Cost $2,743,147) $ 2,743,147
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at
$1,506,004 at November 30, 2024.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note

T. ROWE PRICE Treasury Reserve Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,743,147) $ 2,743,147
Interest receivable 1,886
Other assets 340
Total assets 2,745,373
Liabilities
Payable for investment securities purchased 129,095
Due to affiliates 10
Payable to directors 1
Other liabilities 37
Total liabilities 129,143
NET ASSETS $ 2,616,230
Net Assets Consist of:
Total distributable earnings (loss) $ (10)
Paid-in capital applicable to 2,615,760,811 shares of $0.0001 par value capital stock outstanding; 100,000,000,000 shares
of the Corporation authorized 2,616,240
NET ASSETS $ 2,616,230
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Investment Income (Loss)
Interest income $ 65,713
Expenses
Prospectus and shareholder reports 2
Custody and accounting 120
Legal and audit 15
Directors 4
Miscellaneous 7
Total expenses 148
Net investment income 65,565
Realized Gain / Loss –
Net realized gain on securities 6
INCREASE IN NET ASSETS FROM OPERATIONS $ 65,571

T. ROWE PRICE Treasury Reserve Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 65,565 $ 140,364
Net realized gain (loss) 6 (2)
Increase in net assets from operations 65,571 140,362
Distributions to shareholders
Net earnings (65,552) (140,364)
Capital share transactions
*
Shares sold 16,553,324 35,939,513
Distributions reinvested 65,176 141,078
Shares redeemed (16,429,600) (36,699,399)
Increase (decrease) in net assets from capital
share transactions 188,900 (618,808)
Net Assets
Increase (decrease) during period 188,919 (618,810)
Beginning of period 2,427,311 3,046,121
End of period $ 2,616,230 $ 2,427,311
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Treasury Reserve Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Treasury
Reserve Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. The fund is offered as a cash management option to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates,
Inc. (Price Associates) and its affiliates, and is not available for direct purchase by members of the public. The fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Treasury Reserve Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board,

T. ROWE PRICE Treasury Reserve Fund

the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation
Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On November 30, 2024, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

T. ROWE PRICE Treasury Reserve Fund

NOTE 3 - INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe Price Associates, Inc.’s
approved list. All repurchase agreements are fully collateralized by U.S.
government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had $2,000 available capital loss carryforwards.

T. ROWE PRICE Treasury Reserve Fund

At November 30, 2024, the cost of investments for federal income tax purposes was $2,743,147,000.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by Price Associates, a wholly owned subsidiary of
T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the fund. The fund pays no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the fund. Certain officers and directors of the funds are also officers and directors of Price Associates and its subsidiaries and of other T. Rowe Price-sponsored funds invested in the fund.
Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the fund. For the six months ended November 30, 2024, expenses incurred by the fund pursuant to these service agreements were $59,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. The amounts payable at period-
end pursuant to these agreements are included in Due to affiliates in the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health

T. ROWE PRICE Treasury Reserve Fund

threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F26-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)  A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025